Property, plant and equipment - Changes related to suspended wells (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 56,332	€ 56,299
Currency translation differences	(1,578)	2,926
Other changes	(686)	(189)
Property, plant and equipment - end of the year	56,299	56,332	€ 56,299
Suspended exploration wells pending final determination
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,085	1,101	1,268
Increases for which is ongoing the determination of proved reserves	834	547	288
Amounts previously capitalized and expensed in the year	(388)	(374)	(286)
Reclassification to successful exploratory wells following the estimation of proved reserves	(72)	(147)	(43)
Disposals	(3)	(2)	(3)
Changes in the scope of consolidation		(114)	(199)
Currency translation differences	(40)	65	100
Other changes	(25)	9	(24)
Property, plant and equipment - end of the year	€ 1,391	€ 1,085	€ 1,101